Share-based payments - Narrative (Details) € in Thousands		1 Months Ended		6 Months Ended
	Mar. 26, 2025 shares	Jun. 30, 2025 shares	Apr. 30, 2025 shares	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Right to receive (in shares)				1
Share-based payments | €				€ 2,099	€ 4,151
CEO 2025-2027 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)			744,416
Senior Management Team Excluding The CEO And Other Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)		1,290,000
Other reserves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments | €				€ 2,099	€ 4,151
Share-based compensation expense | €						€ 4,151
Ordinary shares | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)	368,943
Ordinary shares | BoardOfDirectors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)	1,140,546